Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Stock incentives, including DSU grants and stock options, for our regular annual equity awards are typically approved by the Compensation Committee at a regularly scheduled Compensation Committee meeting that occurs in May or June of each year. These grants are generally made effective on the date of such approval. Stock incentive values to be utilized for such annual awards are determined as of the grant date based upon a 5-day weighted average stock price for the period immediately preceding the Compensation Committee meeting. Those values are then used to determine the number of DSUs to be granted to recipients. The number of stock options to be granted to recipients is determined by the Compensation Committee with exercise prices based on the 5-day weighted average stock price for the period immediately preceding the Compensation Committee meeting. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of such awards. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

During Fiscal Year 2024, the Company did not grant Stock Incentives, or any other stock appreciation rights or stock options (or similar awards), to any Named Executive Officer during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information.

Award Timing Method	Stock incentives, including DSU grants and stock options, for our regular annual equity awards are typically approved by the Compensation Committee at a regularly scheduled Compensation Committee meeting that occurs in May or June of each year. These grants are generally made effective on the date of such approval. Stock incentive values to be utilized for such annual awards are determined as of the grant date based upon a 5-day weighted average stock price for the period immediately preceding the Compensation Committee meeting.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of such awards.
MNPI Disclosure Timed for Compensation Value	false